Other Current Assets	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Other Current Assets
Note 11 - Other Current Assets
Other current assets are comprised of the following:

	June 30, 2025	December 31, 2024
(In $ millions)
Other tax receivables	13.1	8.0
Client rechargeables	6.8	5.0
VAT receivable	4.6	10.5
Deferred financing fee	0.5	0.5
Right-of-use lease asset (1)	0.3	0.4
Other receivables	5.5	3.6
Total	30.8	28.0
(1) The right-of-use lease asset pertains to our office and yard leases (see Note 13 - Leases)